LEASES - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating leases, weighted average discount rate	4.75%	4.75%
Operating leases, weighted-average remaining lease term	2 years 3 months 18 days	3 years 1 month 6 days